Business combinations (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Schedule of Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed

January 22,
2020
(in thousands)
Cash & cash equivalents	$10,170
Property, plant and equipment	45
Operating right of use assets	539
Goodwill *	27,304
Customer relationships **	11,725
Order backlog **	2,883
Accounts receivable	3,033
Prepayments and other current assets	158
Accounts payable	(368)
Unearned revenue	(989)
Other liabilities	(2,315)
Current lease liabilities	(219)
Non-current lease liabilities	(320)
Non-current deferred tax liability	(4,090)

Net assets acquired	$47,556

Cash outflows	$46,992
Working capital adjustment payable	564
Contingent consideration ***	—

Total consideration	$47,556
* Goodwill represents the acquisition of an established workforce that specializes in medical device development and market access. None of the goodwill recognized is expected to be deductible for income tax purposes.
** The Company has made an estimate of separate intangible assets acquired, being customer relationships and order book assets. This assessment will be finalized within 12 months of the date of acquisition.
*** The fair value of the contingent consideration was estimated at the date of acquisition. Depending on performance of the company, the total consideration could increase by a maximum of $6.7 million in contingent consideration. At June 30, 2020, the fair value of this contingent consideration payable to MedPass is $Nil.

September 24,
2019
(in thousands)
Cash & cash equivalents	$3,292
Property, plant and equipment	564
Operating right of use assets	820
Goodwill *	22,865
Customer relationships **	8,159
Order backlog **	2,163
Accounts receivable	4,544
Unbilled revenue	186
Prepayments and other current assets	181
Other receivables	6
Accounts payable	(799)
Unearned revenue	(2,411)
Other liabilities	(933)
Current lease liabilities	(289)
Non-current lease liabilities	(531)

Net assets acquired	$37,817

Cash outflows	$34,976
Working capital adjustment paid	341
Contingent consideration ***	2,500

Total consideration	$37,817
* Goodwill represents the acquisition of an established workforce and the capability to provide at-home trial services and site support solutions. The full amount of the goodwill recognized is expected to be deductible for income tax purposes.
** The Company has made an estimate of separate intangible assets acquired, being customer relationships and order book assets. The fair value of Symphony’s intangible assets has been measured provisionally, pending receipt of a final independent valuation. This assessment will be finalized within 12 months of the date of acquisition.
*** The fair value of the contingent consideration was estimated at the date of acquisition. At June 30, 2020, the contingent consideration has been settled at fair value in the amount of $0.5 million. The change in fair value has been recorded in the Condensed Consolidated Statement of Operations.
The Company made an assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

May 23,
2019
(in thousands)
Cash & cash equivalents	$7,719
Property, plant and equipment	670
Operating right of use assets	1,558
Goodwill *	81,760
Customer relationships **	3,887
Order backlog **	171
Patient database **	2,542
Accounts receivable	3,488
Unbilled revenue	4,272
Other receivables	819
Prepayments and other current assets	406
Accounts payable	(5,484)
Unearned revenue	(5,796)
Other liabilities	(6,860)
Current lease liabilities	(430)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,345)

Net assets acquired	$86,249

Cash outflows	$54,123
Working capital adjustment received	(466)
Redeemable noncontrolling interest ***	32,592

Total consideration	$86,249
*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa. None of the goodwill recognized is expected to be deductible for income tax purposes.
**In finalizing the acquisition of MeDiNova in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase in other liabilities ($1.6 million) and decreases in operating right of use assets ($0.3 million), current lease liabilities ($0.1 million), non-current lease liabilities ($0.3 million) and non-current deferred tax liability ($2.2 million). Customer relationship, order backlog and patient database assets were also finalized.
***The fair value of the redeemable noncontrolling interest on May 23, 2019 was $32.6 million which was estimated by applying an income based approach. The valuation approach used was based on the future earnings of the Company times an appropriate earnings multiple. On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. Effective from this date, the noncontrolling interest was derecognized and a liability was recognized, representing the assessment of the redemption value of the noncontrolling interest. This liability was settled on July 17, 2020 for $43.9 million.
The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January 25,
2019
(in thousands)
Cash & cash equivalent	$686
Property, plant and equipment	1,697
Operating right of use assets	2,866
Goodwill *	22,430
Customer relationships	10,708
Order backlog	2,787
Accounts receivable	3,100
Unbilled revenue	2,421
Other receivables	43
Prepayments and other current assets	908
Deferred tax asset	1,568
Accounts payable	(1,280)
Unearned revenue	(540)
Other liabilities	(1,232)
Current lease liabilities	(699)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment received	(176)

Total consideration	$42,173

*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology. None of the goodwill recognized is expected to be deductible for income tax purposes.